Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2017
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2017 and September 30, 2017 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2017		September 30, 2017
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	3,857	6.25	3,856	6.25
Actual	7,002	11.34	7,281	11.80
Tier 1 capital:
Required (Note)	4,783	7.75	4,781	7.75
Actual	8,212	13.30	9,005	14.59
Total risk-based capital:
Required (Note)	6,017	9.75	6,015	9.75
Actual	10,051	16.28	10,947	17.74
MHBK:
Common Equity Tier 1 capital:
Required	2,541	4.50	2,525	4.50
Actual	6,304	11.16	6,604	11.76
Tier 1 capital:
Required	3,388	6.00	3,366	6.00
Actual	7,536	13.34	8,349	14.87
Total risk-based capital:
Required	4,517	8.00	4,489	8.00
Actual	9,149	16.20	10,193	18.16
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	110	4.50
Actual	466	18.73	487	19.95
Tier 1 capital:
Required	149	6.00	146	6.00
Actual	466	18.73	487	19.95
Total risk-based capital:
Required	199	8.00	195	8.00
Actual	485	19.47	505	20.68
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,432	4.50	2,417	4.50
Actual	6,057	11.20	6,347	11.81
Tier 1 capital:
Required	3,243	6.00	3,223	6.00
Actual	7,316	13.53	8,101	15.08
Total risk-based capital:
Required	4,324	8.00	4,298	8.00
Actual	8,938	16.53	9,949	18.52
MHTB:
Common Equity Tier 1 capital:
Required	113	4.50	110	4.50
Actual	475	18.98	494	20.28
Tier 1 capital:
Required	150	6.00	146	6.00
Actual	475	18.98	494	20.28
Total risk-based capital:
Required	200	8.00	195	8.00
Actual	493	19.70	511	20.99

Note:	The required ratios disclosed above, at March 31, 2017 and September 30, 2017, include the transitional capital conservation buffer of 1.25% and the transitional additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 0.5%, which are both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.